CONFIDENTIAL TREATMENT FOR THIS EXHIBIT HAS BEEN REQUESTED FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC); PORTIONS OF THIS EXHIBIT HAVE BEEN REDACTED, AND THE REDACTED PORTIONS HAVE BEEN SEPARATELY FILED WITH THE SEC.
Memorandum

To:	File
From: Brian Brinch, Director-Financial Research

CC:	Carla Leibold

Date:	3/16/2013

Re:	LTSPC Security Prepayment and Credit Risk
Introduction
LTSPC securities are subject to both credit and prepayment risk and for these securities; Farmer Mac bears the loan-level credit risk while the holder of the security bears the prepayment risk. The security holder would be aware of and understand these risks as the loans that comprise the pool already existed on the balance sheet of the security holder.
This memorandum will illustrate the magnitude and variability of these risks, applied to one specific LTSPC security issued in 2006 (referred to herein as the "Counterparty Security"). This particular security was selected for use in this analysis because it has a longer history and more significant size than other LTSPC securities, and as of December 31, 2012 this security represented $246.4 million or 27% of total outstanding LTSPC securities. However, these findings are generally applicable across the other LTSPC securities.
Prepayments
Prepayment risk is the risk of unscheduled return of principal, and as prepayments increase the duration and average life of the security will decrease. Market price impacts of prepayments upon securities can be ambiguous because prepayments rates are typically inversely related to interest rates. The factor that causes increased prepayment rates (i.e. decreased interest rates) would also cause the market price of the security to increase, all else equal. Farmer Mac quantitatively analyzes the historical monthly prepayment characteristics of its portfolio, and this analytical framework was applied to the Counterparty Security.
Farmer Mac cannot definitively determine the ex-ante expectations of the Counterparty Security investor regarding expected prepayment rates; however it is reasonable to expect that the investor would consider historical prepayment experience for similar types of loans when making an assumption for future prepayment rates. Thus, we analyzed the monthly prepayment rates (annualized to a constant prepayment rate, or "CPR") of all Farmer Mac LTSPC loans from January 1, 2001 through June 1, 2006. This calculation revealed that the average monthly CPR for LTSPC loans during that time period was 10.3%, with a standard deviation of 3.4%.
The consideration of the standard deviation is significant because, under the assumption of normality, the probability that observed values lie within the mean plus or minus one standard deviation is 68%. Realized prepayment rates may or may not be normally distributed, however many models used for pricing or valuing securities ultimately rely upon a stochastic factor that drives changes in interest rates and is assumed to be drawn from the normal distribution (e.g. Brownian motion-based models, such as the Cox-Ingersoll-Ross term structure model). Therefore, in this application, we feel that it is reasonable to use the properties of the normal distribution to construct ex-ante probability bands around the ex-ante expected value.
Next, we analyzed the monthly prepayment rates for the loans that comprised the Counterparty Security from July 1, 2006 through January 1, 2013. The average monthly CPR for the Counterparty Security pool over this time period was 7.6%, which is somewhat lower than the ex-ante expectation of 10.3%. In addition, significant variability in the monthly CPRs was observed, as illustrated by the blue line in Figure 1. Also shown in Figure 1 are the average observed monthly CPR (green line), the ex-ante historical average CPR (solid red line), as well as the ex-ante historical average CPR plus or minus one standard deviation (dashed red lines).
Figure 1

Actual vs Expected CPR
25%
20%
15%
10%
5%
0%
7/1/2006
10/1/2006
1/1/2007
4/1/2007
7/1/2007
10/1/2007
1/1/2008
4/1/2008
7/1/2008
10/1/2008
1/1/2009
4/1/2009
7/1/2009
10/1/2009
1/1/2010
4/1/2010
7/1/2010
10/1/2010
1/1/2011
4/1/2011
7/1/2011
10/1/2011
1/1/2012
4/1/2012
7/1/2012
10/1/2012
CPR
Expected CPR +1 Std Dev
Observed Mean
Expected CPR -1 Std Dev
Initial Expected CPR

Interesting, we also noted that 53% of the observed monthly prepayment rates fell outside the band defined by the ex-ante average plus or minus one standard deviation, rather than the expected value of 32%. Most of these deviations were to the low end, which actually benefited the investor by extending the duration of the security.

Finally, we would note that the cumulative amount of prepayments identified by the analysis of the Counterparty Security was $225 million, which is about 26% less than would have been expected under the ex-ante prepayment rate. We consider this magnitude of prepayment deviation to represent significant variability to the cash flows of the security.
Credit Risk
Credit risk is the risk that the borrower will default on an obligation, and this risk is ultimately manifest to Farmer Mac if the value realized upon liquidation of the loan collateral is less than the net investment value of the loan. For the Counterparty Security, Farmer Mac bears all of the loan-level credit risk and Farmer Mac is compensated for assuming this risk by collecting a guarantee fee. The holder of the security does bear credit risk exposure to Farmer Mac, in the event that Farmer Mac does not perform on its guarantee.
The credit quality of the loans comprising the collateral pool for the Counterparty Security will change over time due to economic and other factors. Figure 2 illustrates the credit quality of the collateral pool as measured by the proportion of loan volume with the pool risk rated by Farmer Mac as Acceptable, Other Assets Especially Mentioned ("OAEM") or Substandard loans. As shown in Figure 2, the credit quality of the pool was initially very good, but later degraded as the overall economy deteriorated.
Figure 2

Credit Quality Distribution
100%
99%
98%
97%
96%
95%
94%
93%
92%
07/01/2006
10/01/2006
01/01/2007
04/01/2007
07/01/2007
10/01/2007
01/01/2008
04/01/2008
07/01/2008
10/01/2008
01/01/2009
04/01/2009
07/01/2009
10/01/2009
01/01/2010
04/01/2010
07/01/2010
10/01/2010
01/01/2011
04/01/2011
07/01/2011
10/01/2011
01/01/2012
04/01/2012
07/01/2012
10/01/2012
Substandard
OAEM
Acceptable

As the credit quality of the pool degrades, there is greater risk of loan losses (chargeoffs) as it is more likely that loans will be liquidated. To date, five loans from the Counterparty Security pool have been liquidated. These loans had cumulative original balances of $5.5 million and resulted in a cumulative total of $1.4 million of chargeoffs. Farmer Mac is compensated for assuming this credit risk by collecting a per annum guarantee fee. This guarantee fee is comprised of components intended to compensate for expected credit losses, reimburse administrative expenses, and provide a reasonable return on capital. At the origination of the Counterparty Security, the weighted average credit loss component of the guarantee fee for the pool of loan comprising the security was [REDACTED PORTION FILED SEPARATELY WITH SEC PURSUANT TO CONFIDENTIAL TREATMENT REQUEST]% per annum. The observed annual chargeoff rates for the pool are shown in Table 1, and these annual chargeoff rates exhibit significant variability from the expectation embedded in the guarantee fee established at the origination of the security.
Table 1: Pool Chargeoff Statistics
Conclusion
The Counterparty Security is subject to both prepayment and credit risk, and this analysis has shown that both risks exhibit significant annual volatility. However, in terms of the magnitude and variability of cash flows, the impact of prepayments is much greater for the security holder than for Farmer Mac because the net average coupon at origination for the security was 6.72% while the average guarantee fee at origination received by Farmer Mac was [REDACTED PORTION FILED SEPARATELY WITH SEC PURSUANT TO CONFIDENTIAL TREATMENT REQUEST]%. Thus, the interest income lost to the security holder as a result of prepayment is substantially greater than the guarantee fee income lost to Farmer Mac.
Furthermore, in absolute dollar magnitude, the observed prepayment risk is much more significant than the observed credit risk because the ratio of prepayment volume to liquidation volume is 41:1. Accordingly, after consideration of all of these factors, Farmer Mac concluded that both prepayment risk and credit risk contribute significant variability to the cash flows of the security compared to initial expectations.

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